ALLOWANCE FOR LOAN LOSSES - Impaired Loans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance		$ 784
Recorded Investment	16,470	20,603
Unpaid Principal Balance	16,470	21,387
Average Recorded Investment	18,539	22,464
Interest Income Recognized	825	964
Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	2,981	3,977
Unpaid Principal Balance with no related allowance	2,981	3,977
Related Allowance
Average Recorded Investment with no related allowance	3,479	4,645
Interest Income Recognized with no related allowance	67	46
Recorded Investment		1,107
Principal Balance		1,739
Related Allowance		632
Average Recorded Investment	554	770
Interest Income Recognized		6
Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment		148
Principal Balance		261
Related Allowance		113
Average Recorded Investment	74	74
Interest Income Recognized		5
Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	10,827	13,595
Unpaid Principal Balance with no related allowance	10,827	13,595
Related Allowance
Average Recorded Investment with no related allowance	12,212	14,767
Interest Income Recognized with no related allowance	650	846
Recorded Investment		13
Principal Balance		52
Related Allowance		39
Average Recorded Investment	7	7
Interest Income Recognized
Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	2,662	1,763
Unpaid Principal Balance with no related allowance	2,662	1,763
Related Allowance
Average Recorded Investment with no related allowance	2,213	2,201
Interest Income Recognized with no related allowance	108	61
One-to four Family Residential | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance		721
Recorded Investment	8,033	10,249
Unpaid Principal Balance	8,033	10,970
Average Recorded Investment	9,142	11,760
Interest Income Recognized	331	346
One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	2,207	3,487
Unpaid Principal Balance with no related allowance	2,207	3,487
Related Allowance
Average Recorded Investment with no related allowance	2,847	4,259
Interest Income Recognized with no related allowance	32	43
Recorded Investment		946
Principal Balance		1,515
Related Allowance		569
Average Recorded Investment	473	613
Interest Income Recognized		6
One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment		148
Principal Balance		261
Related Allowance		113
Average Recorded Investment	74	74
Interest Income Recognized		5
One-to four Family Residential | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	3,180	3,931
Unpaid Principal Balance with no related allowance	3,180	3,931
Related Allowance
Average Recorded Investment with no related allowance	3,556	4,752
Interest Income Recognized with no related allowance	192	232
Recorded Investment		13
Principal Balance		52
Related Allowance		39
Average Recorded Investment	7	7
Interest Income Recognized
One-to four Family Residential | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	2,646	1,724
Unpaid Principal Balance with no related allowance	2,646	1,724
Related Allowance
Average Recorded Investment with no related allowance	2,185	2,055
Interest Income Recognized with no related allowance	107	60
Multi-family Residential | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment	1,151	1,156
Unpaid Principal Balance	1,151	1,156
Average Recorded Investment	1,154	1,160
Interest Income Recognized	22	54
Multi-family Residential | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	95	94
Unpaid Principal Balance with no related allowance	95	94
Related Allowance
Average Recorded Investment with no related allowance	95	95
Interest Income Recognized with no related allowance		1
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Multi-family Residential | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,056	1,062
Unpaid Principal Balance with no related allowance	1,056	1,062
Related Allowance
Average Recorded Investment with no related allowance	1,059	1,065
Interest Income Recognized with no related allowance	22	53
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Multi-family Residential | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Construction | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment
Unpaid Principal Balance
Average Recorded Investment
Interest Income Recognized
Construction | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Commercial | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance		63
Recorded Investment	7,270	9,078
Unpaid Principal Balance	7,270	9,141
Average Recorded Investment	8,174	9,425
Interest Income Recognized	471	547
Commercial | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	679	396
Unpaid Principal Balance with no related allowance	679	396
Related Allowance
Average Recorded Investment with no related allowance	537	291
Interest Income Recognized with no related allowance	35	2
Recorded Investment		161
Principal Balance		224
Related Allowance		63
Average Recorded Investment	81	157
Interest Income Recognized
Commercial | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	6,591	8,521
Unpaid Principal Balance with no related allowance	6,591	8,521
Related Allowance
Average Recorded Investment with no related allowance	7,556	8,861
Interest Income Recognized with no related allowance	436	545
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance		116
Interest Income Recognized with no related allowance
Consumer | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment	16	120
Unpaid Principal Balance	16	120
Average Recorded Investment	69	119
Interest Income Recognized	1	17
Consumer | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance		81
Unpaid Principal Balance with no related allowance		81
Related Allowance
Average Recorded Investment with no related allowance	41	89
Interest Income Recognized with no related allowance		16
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	16	39
Unpaid Principal Balance with no related allowance	16	39
Related Allowance
Average Recorded Investment with no related allowance	28	30
Interest Income Recognized with no related allowance	$ 1	$ 1